Amounts Due to Related Party and Related Party Transactions - Schedule of Undocumented Advances (Details) - Notes Payable [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2024
Related Party Transaction [Line Items]
Advance amount			$ 746,000
Amount Due to Dr. Dent	$ 170,000	$ 420,000
09/24/24 [Member]
Related Party Transaction [Line Items]
Advance amount			130,000
Amount Due to Dr. Dent		30,000
09/30/24 [Member]
Related Party Transaction [Line Items]
Advance amount			10,000
Amount Due to Dr. Dent		10,000
10/01/24 [Member]
Related Party Transaction [Line Items]
Advance amount			35,000
Amount Due to Dr. Dent		35,000
10/08/24 [Member]
Related Party Transaction [Line Items]
Advance amount			90,000
Amount Due to Dr. Dent		90,000
10/15/24 [Member]
Related Party Transaction [Line Items]
Advance amount			60,000
Amount Due to Dr. Dent		60,000
10/21/24 [Member]
Related Party Transaction [Line Items]
Advance amount			85,000
Amount Due to Dr. Dent		85,000
11/06/24 [Member]
Related Party Transaction [Line Items]
Advance amount			70,000
Amount Due to Dr. Dent		70,000
11/13/24 [Member]
Related Party Transaction [Line Items]
Advance amount			40,000
Amount Due to Dr. Dent		40,000
06/13/25 [Member]
Related Party Transaction [Line Items]
Advance amount			70,000
Amount Due to Dr. Dent	70,000
07/30/25 [Member]
Related Party Transaction [Line Items]
Advance amount			56,000
Amount Due to Dr. Dent
08/12/25 [Member]
Related Party Transaction [Line Items]
Advance amount			$ 100,000
Amount Due to Dr. Dent	$ 100,000